Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

Property and equipment, net consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	SGD	SGD	USD
At cost:
Office furniture and fittings	38,753	49,596	38,875
Office equipment	380,096	444,116	348,108
Leasehold improvements	11,102	67,659	53,032
Total	429,951	561,371	440,015
Accumulated depreciation	(366,248)	(447,699)	(350,916)
Loss of disposal of property and equipment	-	-	-
Property and equipment, net	63,703	113,672	89,099